Revenue - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Oct. 09, 2020 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue				€ 500	€ 200	€ 1,100
Revenue under contract liabilities				€ 7,765	41,302	39,512
Remaining performance obligations								€ 1,100
Unutilized funds of the research plan								1,400
Performance obligations description				The remaining contract liability of €1.1 million is expected to be recognized as revenue with €0.6 million (2022: €9.2 million) over the next 12 months and €0.5 million thereafter (2022: €1.1 million).
Over the next 12 months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations					9,200			600
12 months thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations					1,100			€ 500
Genentech Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement initial upfront consideration		$ 96.0	€ 83,200
Revenue				€ 600	18,500	21,600
Revenue under contract liabilities				1,100	1,700	20,200
Additional payments upon achievement of milestones | $							$ 5,000.0
Roivant
Disclosure of disaggregation of revenue from contracts with customers [line items]
Collaboration agreement initial upfront consideration | $	$ 60.0
Revenue				€ 7,100	22,700	17,700
Revenue under contract liabilities					€ 8,600	€ 31,300
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	$ 20.0
Additional payments received upon achievement of milestones | $									$ 2,000.0